This Supplement is filed pursuant to Rule 497(d) with regard to Municipal Investment Trust Fund, Multistate Series 401, California Insured, Ohio and Pennsylvania Portfolios

The text of the supplement to the Prospectus dated September 25, 1998 is as follows:

                       Supplement dated December 15, 1998
                   to Prospectus dated September 25, 1998, of
                         Municipal Investment Trust Fund
                              Multistate Series 401
                            California Insured, Ohio
                          and Pennsylvania Portfolios
--------------------------------------------------------------------------------

The figures in the Example on Page 4 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $327        $362        $402         $518

If you do not sell your units:

                    1 Year     3 Years     5 Years      10 Years
                     $232        $362        $402         $518


The figures in the Examples on pages 7 and 10 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $327        $362        $401         $516

If you do not sell your units:

                    1 Year     3 Years     5 Years      10 Years
                     $232        $362        $401         $516